UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           ----------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           ----------------------------------------

Form  13F  File  Number:  28-03429
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Dana L. Crosby
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature, Place, and Date of Signing:

/s/ Dana L. Crosby                    Cupertino, CA                   10/23/2001
------------------                    -------------                   ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 0
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:          198
                                              -----------

Form  13F  Information  Table  Value  Total:  $   160,687
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3Com Corp                      Com              885535104       75   20000          Sole             Sole      0    0
3M Company                     Com              604059105      157    1600          Sole             Sole      0    0
AMB Property Corp.             Com              00163T109       12     500          Sole             Sole      0    0
AOL Time Warner                Com              00184a10      2684   81091          Sole             Sole      0    0
AT&T Corp.                     Com              001957109       99    5150          Sole             Sole      0    0
AT&T Wireless Group            Com              00209a106      921   61673          Sole             Sole      0    0
Abbott Labs                    Com              002824100     1551   29906          Sole             Sole      0    0
Adobe Systems                  Com              00724F101       96    4000          Sole             Sole      0    0
Agilent Technologies, Inc      Com              00846u101     3268  167166          Sole             Sole      0    0
All American Semiconductor     Com              016557100        1     600          Sole             Sole      0    0
Alliant Energy Corp            Com              018802108      119    3800          Sole             Sole      0    0
Allstate Corp.                 Com              020002101     1543   41318          Sole             Sole      0    0
Altera Corp                    Com              021441100     1229   75000          Sole             Sole      0    0
American Home Products         Com              026609107      233    4000          Sole             Sole      0    0
American International Group   Com              026874107     3726   47771          Sole             Sole      0    0
Apple Computer Inc.            Com              037833100     1594  102800          Sole             Sole      0    0
Applied Materials              Com              038222105     3879  136400          Sole             Sole      0    0
Archer-Daniels Midland Co.     Com              039483102      188   14910          Sole             Sole      0    0
Ascential Software             Com              04362p108       33   10000          Sole             Sole      0    0
Asia Tigers Fund Inc.          Com              04516T105       31    6000          Sole             Sole      0    0
Avaya Inc                      Com              046008108        0      10          Sole             Sole      0    0
BEA Systems Inc                Com              073325102       58    6000          Sole             Sole      0    0
BP p.l.c                       Com              055622104      374    7607          Sole             Sole      0    0
BRE Properties                 Com              05564E106      689   23000          Sole             Sole      0    0
Ballard Power Systems          Com              05858H104        2     100          Sole             Sole      0    0
Bank of America Corp           Com              066050105      604   10344          Sole             Sole      0    0
Base Ten Systems Cl A          Com              069779304        0     600          Sole             Sole      0    0
Bell South Corp.               Com              079860102       11     270          Sole             Sole      0    0
Berkshire Hathaway Class B     Com              084670207      117      50          Sole             Sole      0    0
Berkshire Hthwy Class A        Com              084670108      210      30          Sole             Sole      0    0
Boeing Co.                     Com              097023105      288    8600          Sole             Sole      0    0
Bristol Myers                  Com              09247U107     2995   53900          Sole             Sole      0    0
CIGNA Corp.                    Com              125509109      235    2828          Sole             Sole      0    0
CMGI Inc                       Com              125750109        2    2000          Sole             Sole      0    0
CNA Surety Corporation         Com              12612l108      462   34100          Sole             Sole      0    0
CNF Inc.                       Com              1262w104       114    5000          Sole             Sole      0    0
CT Holdings Inc.               Com              12643y103        6   15000          Sole             Sole      0    0
Caterpillar Inc.               Com              149123101      161    3600          Sole             Sole      0    0
Cendant Corp.                  Com              151313103     1843  144000          Sole             Sole      0    0
Chalone Wine Group Ltd.        Com              157639105        1     100          Sole             Sole      0    0
Charles Schwab & Co.           Com              808513105       58    5000          Sole             Sole      0    0
Chevron Corp.                  Com              166751107      509    6000          Sole             Sole      0    0
Ciena Corp.                    Com              171779101     2593  252000          Sole             Sole      0    0
Cirrus Logic Inc.              Com              172755100       12    1600          Sole             Sole      0    0
Cisco Systems Inc.             Com              17275R102     1380  113300          Sole             Sole      0    0
Citigroup Inc.                 Com              173034109     1712   42276          Sole             Sole      0    0
Clorox Co.                     Com              189054109      836   22600          Sole             Sole      0    0
Coastcast Corp                 Com              19057T108        9    2100          Sole             Sole      0    0
Collectors Universe            Com              19421r101        6    8000          Sole             Sole      0    0
Compaq Computer                Com              204493100     1429  172000          Sole             Sole      0    0
Compuware Corp                 Com              205638109      754   90500          Sole             Sole      0    0
Consolidated-Tomoka Land Co    Com              210226106       42    2000          Sole             Sole      0    0
Corning Inc.                   Com              219350105      115   13000          Sole             Sole      0    0
Covad Communications Group     Com              222814204        1    4000          Sole             Sole      0    0
Daimler-Chrysler               Com              D1668R123       75    2500          Sole             Sole      0    0
Darden Restaurants Inc.        Com              237194105      131    5000          Sole             Sole      0    0
Dell Computer Corp.            Com              247025109      973   52500          Sole             Sole      0    0
Deltic Timber Corp.            Com              247850100       38    1500          Sole             Sole      0    0
Dot Hill Systems Corp          Com              25848t109        5    4000          Sole             Sole      0    0
Dow Chemical                   Com              26543103       108    3294          Sole             Sole      0    0
Duke Energy                    Com              264399106     2033   53700          Sole             Sole      0    0
E M C Corp Mass Com            Com              268648102      856   72880          Sole             Sole      0    0
Elan Plc Adr                   Com              284131208      102    2100          Sole             Sole      0    0
Emerson Elec                   Com              291011104      339    7200          Sole             Sole      0    0
Ennis Business Forms Inc.      Com              293389102      300   35000          Sole             Sole      0    0
Enron Corp                     Com              293561106      107    3930          Sole             Sole      0    0
Equity Office Properties Tr    Com              294741103       96    3000          Sole             Sole      0    0
European Warrant Fund Inc.     Com              298792102      108   20000          Sole             Sole      0    0
Exxon Mobil Corp               Com              30231g102     4139  105054          Sole             Sole      0    0
Fannie Mae                     Com              313586109     4156   51910          Sole             Sole      0    0
Farmers & Merchants Com        Com              308243104       51     218          Sole             Sole      0    0
Farmers & Merchants Bank Of    Com              308035104      568     225          Sole             Sole      0    0
Long Beach
First National Bank Of         Com              322387101      114     100          Sole             Sole      0    0
Anchorage
Florida East Coast Ind Cl B    Com              340632207        7     346          Sole             Sole      0    0
Florsheim Group                Com              343302105        3   10000          Sole             Sole      0    0
Ford Motor Co.                 Com              345370100      873   50300          Sole             Sole      0    0
Freddie Mac Voting Shs         Com              313400301      260    4000          Sole             Sole      0    0
General Electric Co.           Com              369604103     3533   94985          Sole             Sole      0    0
General Mills Inc.             Com              370334104      328    7200          Sole             Sole      0    0
Gillette                       Com              375766102     1162   39000          Sole             Sole      0    0
GlaxoSmithKline PLC            Com              37733W105       84    1500          Sole             Sole      0    0
Golden West Financial          Com              381317106       74    1273          Sole             Sole      0    0
H&R Block                      Com              093671105      162    4200          Sole             Sole      0    0
HCA - The HealthCare Company   Com              404119109       66    1500          Sole             Sole      0    0
Halliburton Co.                Com              406216101      525   23300          Sole             Sole      0    0
Health Net, Inc                Com              42222g108       15     780          Sole             Sole      0    0
Healthcare Realty Trust        Com              421946104     2035   79800          Sole             Sole      0    0
Hewlett Packard Co.            Com              428236103     1277   79300          Sole             Sole      0    0
Home Depot Inc.                Com              437076102      230    6000          Sole             Sole      0    0
Honeywell Inc.                 Com              438516106     1109   42000          Sole             Sole      0    0
Hydrogenics Corp               Com              44882100         1     300          Sole             Sole      0    0
I C N Pharmaceuticals Inc.     Com              448924100       53    2000          Sole             Sole      0    0
ICG Communications Inc.        Com              449246107        0    1725          Sole             Sole      0    0
INSCI Statements Corp          Com              45765T106        0    5000          Sole             Sole      0    0
Immunex Corporation            Com              452528102        9     500          Sole             Sole      0    0
Innkeepers USA Trust-SBI       Com              4576J0104     1219  135400          Sole             Sole      0    0
Int'l House Of Pancakes        Com              449623107      131    5000          Sole             Sole      0    0
Integrated Silicon Solutions   Com              45812P107       21    2500          Sole             Sole      0    0
Intel Corp.                    Com              458140100     3797  185787          Sole             Sole      0    0
Interleukin Genetics Inc       Com              458738101       11    5000          Sole             Sole      0    0
International Business         Com              459200101     4752   51488          Sole             Sole      0    0
Machines
J. P. Morgan & Co.             Com              616880100     1781   52142          Sole             Sole      0    0
JDS Uniphase                   Com              46612j101      640  101300          Sole             Sole      0    0
John Hancock Bank & Thrift     Com              409735107     4501  550200          Sole             Sole      0    0
Opportunity
Johnson & Johnson              Com              478160104     3806   68700          Sole             Sole      0    0
Kimberly Clark                 Com              494368103      124    2000          Sole             Sole      0    0
LSI Logic Corp.                Com              502161102       19    1600          Sole             Sole      0    0
Latin America Equity Fund Inc. Com              51827T100       99    9752          Sole             Sole      0    0
Lee Enterprises Inc.           Com              523768109       16     500          Sole             Sole      0    0
Lehman Bros. Holding           Com              524908100     1513   26612          Sole             Sole      0    0
Lilly Eli & Co.                Com              532457108       32     400          Sole             Sole      0    0
Lockheed Martin Corp.          Com              539830109      188    4300          Sole             Sole      0    0
Lucent Technologies Inc        Com              549463107       88   15304          Sole             Sole      0    0
MacroChem Corp                 Com              555903103        6    2500          Sole             Sole      0    0
Mariner Post-Acute Ntwrk       Com              568459101        0    6500          Sole             Sole      0    0
Marsh & Mclennan               Com              571748102      126    1300          Sole             Sole      0    0
McDATA Corp                    Com              580031201        2     195          Sole             Sole      0    0
McDonalds Corp.                Com              580135101      411   15128          Sole             Sole      0    0
McKesson HBOC Inc              Com              58155Q103       60    1600          Sole             Sole      0    0
Merck & Co.                    Com              589331107      346    5200          Sole             Sole      0    0
Merrill Lynch & Co.            Com              590188108     1771   43612          Sole             Sole      0    0
Microsoft Corp.                Com              594918104     1888   36900          Sole             Sole      0    0
Motorola                       Com              620076109      148    9500          Sole             Sole      0    0
NASDAQ 100 Trust SR I          Com              631100104     1542   53200          Sole             Sole      0    0
New Plan Excel Realty Trust    Com              648053106     3710  216950          Sole             Sole      0    0
Inc
Nokia Corp                     Com              654902204      931   59500          Sole             Sole      0    0
Nordstrom, Inc.                Com              65473e105       29    2000          Sole             Sole      0    0
Nortel Networks Corporation    Com              656569100      849  151400          Sole             Sole      0    0
Novell Inc.                    Com              670006105        9    2500          Sole             Sole      0    0
Ocean Energy Inc Tex (New)     Com              67481e106      163   10000          Sole             Sole      0    0
Oracle Corp                    Com              68389X105     1760  139900          Sole             Sole      0    0
Pacific Gas & Electric         Com              69331C108        0      10          Sole             Sole      0    0
PeopleSoft Inc.                Com              712713106      123    6800          Sole             Sole      0    0
Pfizer Inc.                    Com              717081103     1722   42950          Sole             Sole      0    0
Pharmaceutical Prod Dev        Com              717124101       59    2000          Sole             Sole      0    0
Pharmacia Corporation          Com              71713u10       122    3000          Sole             Sole      0    0
Premier Laser Systems          Com              740522107        0    1000          Sole             Sole      0    0
Priceline.com Inc.             Com              741503106        8    2000          Sole             Sole      0    0
Proctor & Gamble               Com              742718109      699    9600          Sole             Sole      0    0
Raymond James Financial        Com              754730109       49    1800          Sole             Sole      0    0
Raytel Medical Corp            Com              755107109       93   18332          Sole             Sole      0    0
Raytheon Co. Cl A              Com              755111309      104    3000          Sole             Sole      0    0
Regions Financial Corp         Com              758940100      183    6331          Sole             Sole      0    0
Ross Stores Inc                Com              778296103     1581   54045          Sole             Sole      0    0
Royal Dutch Shell              Com              780857804      346    6880          Sole             Sole      0    0
Royce Focus Trust Inc          Com              78080N108      645  129000          Sole             Sole      0    0
Royce Value Trust Inc          Com              780910105     2321  176654          Sole             Sole      0    0
S & P 500 Spiders              Com              78462F103     2298   22000          Sole             Sole      0    0
S&P MidCap Dep Receipts        Com              595635103       13     160          Sole             Sole      0    0
SBC Communications, Inc.       Com              78387G103      170    3600          Sole             Sole      0    0
Schlumberger Ltd.              Com              806857108     1631   35700          Sole             Sole      0    0
Scientific Atlanta Inc.        Com              808655104      434   24818          Sole             Sole      0    0
Shurgard Storage Centers       Com              82567d104      196    6500          Sole             Sole      0    0
Siebel Systems Inc.            Com              826170102       13    1000          Sole             Sole      0    0
Southern Co.                   Com              842587107      180    7500          Sole             Sole      0    0
St. Joe Corp.                  Com              790148100       98    3800          Sole             Sole      0    0
Staar Surgical Co              Com              852312305        5    2500          Sole             Sole      0    0
Stanton Island Corp            Com              857550107      160    6500          Sole             Sole      0    0
Sun Microsystems               Com              866810104      846  102300          Sole             Sole      0    0
Sybase, Inc.                   Com              871130100        9    1000          Sole             Sole      0    0
Teco Energy                    Com              872375100      285   10500          Sole             Sole      0    0
Templeton Dragon Fund          Com              88018T101     1391  214000          Sole             Sole      0    0
Templeton Emerg Mkts           Com              880190103      166   20400          Sole             Sole      0    0
Tyco Intl Ltd New Com          Com              902124106       25     542          Sole             Sole      0    0
U.S. Diagnostic Inc Eff        Com              90328Q108        0    1000          Sole             Sole      0    0
USA Education Inc.             Com              90390u102      280    3373          Sole             Sole      0    0
Unisys                         Com              909214108      797   92000          Sole             Sole      0    0
Unumprovident Corp Com         Com              91529y106     1821   72136          Sole             Sole      0    0
Utah Medical Inc               Com              917488108       61    5930          Sole             Sole      0    0
Velocity HIS, Inc.             Com              92257k102        0     600          Sole             Sole      0    0
Verizon Communications         Com              92343v10      2446   45200          Sole             Sole      0    0
Vishay Intertechnology         Com              928298108       15     805          Sole             Sole      0    0
Visteon Corp                   Com              92839u107        0      26          Sole             Sole      0    0
Vodaphone Group PLC            Com              92857t107       55    2500          Sole             Sole      0    0
Wal-Mart Stores Inc.           Com              931142103      496   10012          Sole             Sole      0    0
Walt Disney Co.                Com              254687106     2039  109500          Sole             Sole      0    0
Washington Mututal, Inc.       Com              939322103     7277  189118          Sole             Sole      0    0
Washington Real Estate Inv Tr  Com              939653101       47    2000          Sole             Sole      0    0
Waste Management Inc           Com              94106l109     2316   86618          Sole             Sole      0    0
Wells Fargo Co.                Com              949746101      311    7000          Sole             Sole      0    0
Williams Communications Group  Com              969455104        1     575          Sole             Sole      0    0
Williams Cos Inc Del Com       Com              969457100       19     700          Sole             Sole      0    0
WorldCom, Inc                  Com              98157d106     1882  125100          Sole             Sole      0    0
Worldcom Inc-MCI Group         Com              98157d304       55    3624          Sole             Sole      0    0
Wyndam International Inc       Com              983101106        7   10000          Sole             Sole      0    0
Xcel Energy Inc.               Com              98389b100      704   25000          Sole             Sole      0    0
Xerox Corporation              Com              984121103      605   78000          Sole             Sole      0    0
Zimmer Holdings                Com              98956p102      136    4890          Sole             Sole      0    0
iShares S&P 100 Index ETF      Com              464287101       16     300          Sole             Sole      0    0
New Plan Excel Realty 8.625    Pref             648053502       69    2800          Sole             Sole      0    0
Pref B
Innkeepers USA Trust 8.625%    Conv             4576j0302     1469   76300          Sole             Sole      0    0
Ser A Conv
Blackrock Calif. Muni Fund     Com              09247U107      129    8300          Sole             Sole      0    0
Greenwich St. Calif. Muni      Com              397009101     5583  400800          Sole             Sole      0    0
Hyperion Term 2005             Com              448918102     2866  300400          Sole             Sole      0    0
Pilgrim Fd Prime Rate Tr       Com              720906106     2757  397800          Sole             Sole      0    0
Pimco Commercial Mortgage      Com              693388100     2821  201500          Sole             Sole      0    0
RCM Global Government Fund     Com              74936A101     4584  428000          Sole             Sole      0    0
TCW/DW Term 2003               Com              87234U108     1387  131500          Sole             Sole      0    0